Benefit Plans (Amounts Recognized in Accumulated Other Comprehensive Income (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 13,100	¥ 17,612
Actuarial loss	(47,210)	(59,910)
Accumulated other comprehensive income	(34,110)	(42,298)
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	(128)	(193)
Actuarial loss	(17,091)	(18,867)
Accumulated other comprehensive income	¥ (17,219)	¥ (19,060)